Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Components of Provision for Income Taxes
The components of the provision for income tax recovery (expense) are as follows:

	Year Ended December 31, 2024 $	Year Ended December 31, 2023 $	Year Ended December 31, 2022 $
Current	(1,255)	(3,683)	(6,399)
Deferred	3,741	(6,528)	(1,786)
Income tax recovery (expense)	2,486	(10,211)	(8,185)
Included in the Company's current income tax recovery (expense) are provisions for uncertain tax positions relating to freight taxes. The Company does not presently anticipate that its provisions for these uncertain tax positions will significantly increase in the next 12 months; however, this is dependent on the jurisdictions in which vessel trading activity occurs. The Company reviews its freight tax obligations on a regular basis and may update its assessment of its tax positions based on available information at that time. Such information may include additional legal advice as to the applicability of freight taxes in relevant jurisdictions. Freight tax regulations are subject to change and interpretation; therefore, the amounts recorded by the Company may change accordingly.

Reconciliations of Tax Charge	Reconciliations of the tax charge related to the relevant year at the applicable statutory income tax rates and the actual tax charge related to the relevant year are as follows:

	Year Ended December 31, 2024 $	Year Ended December 31, 2023 $	Year Ended December 31, 2022 $
Net (loss) income before income tax recovery (expense)	(98,307)	327,927	249,738
Income not subject to taxes	(42,563)	(314,742)	(282,439)
Net (loss) income subject to taxes	(140,870)	13,185	(32,701)
At applicable statutory tax rates
Amount computed using the standard rate of corporate tax	(1,664)	(590)	12,940
Adjustments to valuation allowance and uncertain tax positions	(13,909)	14,399	(635)
Permanent and currency differences	18,280	(23,900)	(19,926)
Change in tax rates	(221)	(120)	(564)
Tax recovery (expense)	2,486	(10,211)	(8,185)

Components of Partnership's Deferred Tax Assets (Liabilities)
The significant components of the Company’s net deferred tax liabilities were as follows:

	December 31, 2024 $	December 31, 2023 $
Derivative instruments	(1,064)	(2,131)
Taxation loss carryforwards and disallowed finance costs	59,405	54,215
Vessels and equipment	6,972	(3,500)
Other items	363	169
	65,676	48,753
Valuation allowance	(66,570)	(53,384)
Net deferred tax liabilities	(894)	(4,631)

	December 31, 2024 $	December 31, 2023 $
Deferred income tax assets included in other assets	261	258
Deferred income tax liabilities included in other long-term liabilities	(1,155)	(4,889)
Net deferred tax liabilities	(894)	(4,631)